Accrued expenses, deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current liabilities
Deferred revenue	€ 770		€ 2,204
Discounted non-interest-bearing liabilities			690
Salaries, wages and social charges	54		59
Other non-current liabilities	28		33
Total accruals and deferred income classified as non-current	852	€ 1,770	2,986
Current liabilities
Deferred revenue	155		3,057
Salaries, wages and social charges	1,426		1,551
VAT and other indirect taxes	387		453
Discount accruals	604
Accrued expenses related to customer projects	617		704
Other current liabilities	751		901
Total accruals and deferred income classified as current	€ 3,940	€ 4,183	€ 6,666